Operating Lease - Schedule of Lease Costs for Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Costs for Operating Leases [Abstract]
Operating lease cost	$ 137	$ 126	$ 281	$ 263	$ 564	$ 679
Variable lease cost	228	201	264	224	106	102
Cash payment for operating lease	131	118	275	259	558	553
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	$ 162	$ 653	$ 162	$ 817	$ 817	$ 108
Weighted-average remaining lease term (years)	3 years 3 months 18 days	3 years 6 months	3 years 3 months 18 days	3 years 6 months	3 years 8 months 12 days	3 years 10 months 24 days
Weighted-average discount rate	6.90%	6.50%	6.90%	6.50%	6.80%	6.40%